Other comprehensive income (loss) (Tables)	6 Months Ended
Sep. 30, 2015
Accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss)

	Millions of yen
	Six months ended September 30, 2014
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥27,704	¥44,427	¥(49)	¥44,378	¥72,082
Pension liability adjustment	(18,809)	(157)	320	163	(18,646)
Net unrealized gain on non-trading securities	11,741	5,569	(213)	5,356	17,097

Total	¥20,636	¥49,839	¥58	¥49,897	¥70,533

	Millions of yen
	Six months ended September 30, 2015
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥133,371	¥(20,388)	¥(258)	¥(20,646)	¥112,725
Pension liability adjustment	(15,404)	(288)	87	(201)	(15,605)
Net unrealized gain on non-trading securities	25,772	(994)	(1,224)	(2,218)	23,554

Total	¥143,739	¥(21,670)	¥(1,395)	¥(23,065)	¥120,674

	Millions of yen
	Three months ended September 30, 2014
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥16,250	¥55,763	¥69	¥55,832	¥72,082
Pension liability adjustment	(18,591)	(251)	196	(55)	(18,646)
Net unrealized gain on non-trading securities	13,890	3,375	(168)	3,207	17,097

Total	¥11,549	¥58,887	¥97	¥58,984	¥70,533

	Millions of yen
	Three months ended September 30, 2015
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥153,083	¥(40,207)	¥(151)	¥(40,358)	¥112,725
Pension liability adjustment	(15,596)	(53)	44	(9)	(15,605)
Net unrealized gain on non-trading securities	25,676	(1,089)	(1,033)	(2,122)	23,554

Total	¥163,163	¥(41,349)	¥(1,140)	¥(42,489)	¥120,674

Reclassifications out of accumulated other comprehensive income (loss)

	Millions of yen
	Six months ended		Affected line items in consolidated statements of income
	September 30, 2014	September 30, 2015
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Net unrealized gain on non-trading securities:
	¥435	¥2,919	Gain on investments in equity securities
	(149)	(1,308)	Income tax expense

	286	1,611	Net income

	(73)	(387)	Net income attributable to noncontrolling interests
	¥213	¥1,224	Net income attributable to NHI shareholders

	Millions of yen
	Three months ended		Affected line items in consolidated statements of income
	September 30, 2014	September 30, 2015
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Net unrealized gain on non-trading securities:
	¥341	¥2,552	Gain on investments in equity securities
	(116)	(1,195)	Income tax expense

	225	1,357	Net income

	(57)	(324)	Net income attributable to noncontrolling interests
	¥168	¥1,033	Net income attributable to NHI shareholders